Overview of the Company	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Wilco Holdco Inc
Overview of the Company

1. Overview of the Company

Wilco Holdco, Inc., together with its subsidiaries (herein referred to as “we”, “the Company”, “ATI Physical Therapy” and “ATI”), is a privately held, nationally recognized healthcare company, specializing in outpatient rehabilitation and adjacent healthcare services. The Company provides outpatient physical therapy services under the name ATI Physical Therapy and, as of March 31, 2021, had 882 clinics (as well as 22 clinics under management service agreements) located in 24 states. The Company offers a variety of services within its clinics, including physical therapy to treat spine, shoulder, knee and neck injuries or pain; work injury rehabilitation services, including work conditioning and work hardening; hand therapy; and other specialized treatment services. The Company is a wholly-owned subsidiary of Wilco Acquisition, LP. The Company’s indirect wholly-owned subsidiaries include, but are not limited to, ATI Holdings Acquisition, Inc. and ATI Holdings, LLC.

On February 22, 2021, the Company announced that it entered into a definitive merger agreement with Fortress Value Acquisition Corp. II (“FAII”), a special purpose acquisition company. Upon closing of the transaction, the combined company is expected to operate as “ATI Physical Therapy, Inc.” and remain listed on the New York Stock Exchange under the ticker symbol “ATIP.” The transaction is expected to close in the second quarter of 2021, subject to approval by FAII’s stockholders and other customary closing conditions.

Impact of COVID-19 and CARES Act

The onset of the coronavirus (COVID-19) pandemic in the United States resulted in changes to our operating environment leading to significantly reduced visit volumes and associated patient service revenues since late March 2020. In response, the Company implemented measures to reduce labor-related costs in relation to the reduced visit volumes through reduced working schedules, voluntary and involuntary furloughs and headcount reductions. In addition, the Company executed plans to reduce discretionary spend, including by reducing bonuses and incentives and delaying certain capital expenditures. The Company, however, took significant measures to ensure employees were cared for, including by maintaining health benefits for furloughed workers and reducing executive compensation to establish an employee relief pool that provides assistance to employees most in need.

As an essential business, the Company implemented various safety measures and maintained its operations in a way that allowed nearly all clinical locations to remain open since the onset of the pandemic. The Company also established a telehealth option, ATI Connect, to provide patients with an online avenue to obtain physical therapy services, which launched amidst state and national lockdowns.

We continue to closely monitor the impact of COVID-19 on all aspects of our business, and our priorities remain protecting the health and safety of employees, maximizing the availability of services to satisfy patient needs and preserving the operational and financial stability of our business. While we expect the disruption caused by COVID-19 to be temporary, we cannot predict the length of such disruption, and if such disruption continues for an extended period, it could have a material impact on the Company’s results of operations, financial condition and cash flows.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) was signed into law providing reimbursement, grants, waivers and other funds to assist health care providers during the COVID-19 pandemic. The CARES Act stimulus provisions include, but are not limited to, the following:

•

$100.0 billion provided in appropriations for the Public Health and Social Services Emergency Fund, also referred to as the Provider Relief Fund, to be used for preventing, preparing and responding to COVID-19 and for reimbursing “eligible health care providers for health care related expenses or lost revenues that are attributable to COVID-19.” A portion of the fund was allocated for general distribution to Medicare providers, with the remainder allocated for targeted distributions to providers that meet additional criteria. The provider relief funds are subject to certain restrictions and are subject to recoupment if not used for designated purposes. The U.S. Department of Health and Human Services (“HHS”) has indicated that the CARES Act provider relief funds are subject to ongoing reporting and changes to the terms and conditions.

•

Expansion of the Medicare Accelerated and Advance Payment Program (“MAAPP”) funds allowed healthcare providers to apply to receive advanced payments for future Medicare services, with the expectation that the advanced funds would offset reimbursement from Medicare when such future services are provided based on the terms of the program.

•

Tax provisions enacted related to the suspension of certain payment requirements for the employer portion of Social Security taxes, the timing of realization of certain tax attributes, changes to the prior and future limitations on interest deductions, technical corrections from prior tax legislation for tax depreciation of certain qualified improvement property and the creation of certain payroll tax credits associated with the retention of employees.

•

Temporary suspension of the 2% cut to Medicare payments due to sequestration so that, for the period from May 1, 2020 to March 31, 2021, the Medicare program would be exempt from any sequestration order. In April 2021, the President of the United States signed into law H.R. 1868, which extends the sequestration relief through December 2021.

The Company has realized benefits under the CARES Act including, but not limited to, the following:

•

In 2020, the Company received approximately $91.5 million of general distribution payments under the Provider Relief Fund. These payments have been recognized as other income in the consolidated statement of operations and comprehensive income/(loss) throughout 2020 in a manner commensurate with the reporting and eligibility requirements issued by the HHS. Based on the terms and conditions of the program, including recent reporting guidance issued by the HHS in early 2021, the Company believes that it has met the applicable terms and conditions. This includes, but is not limited to, the fact that the Company’s COVID-19 related expenses and lost revenues for the year ended December 31, 2020 exceeded the amount of funds received. To the extent that reporting requirements and terms and conditions are subsequently modified, it may affect the Company’s ability to comply and ability to retain the funds.

•

The Company applied for and attained approval to receive $26.7 million of MAAPP funds during the quarter ended June 30, 2020. Based on current guidance, the MAAPP funds received are required to be applied to future Medicare billings commencing during the quarter ending June 30, 2021. Because the Company has not yet met all required performance obligations or performed the services related to these funds, as of March 31, 2021 and December 31, 2020, $22.1 million and $15.5 million of the funds are recorded in accrued expenses and other liabilities, respectively, and $4.6 million and $11.2 million of the funds are recorded in other non-current liabilities, respectively.

•

The Company elected to defer depositing the employer portion of Social Security taxes for payments due from March 27, 2020 through December 31, 2020, interest-free and penalty-free. Related to these payments, as of March 31, 2021 and December 31, 2020, $5.5 million is included in accrued expenses and other liabilities and $5.5 million is included in other non-current liabilities.

1. Overview of the Company

Wilco Holdco, Inc., together with its subsidiaries (herein referred to as “we”, “the Company”, “ATI Physical Therapy” and “ATI”), is a privately held, nationally recognized healthcare company, specializing in outpatient rehabilitation and adjacent healthcare services. The Company provides outpatient physical therapy services under the name ATI Physical Therapy and, as of December 31, 2020, had 875 clinics (as well as 22 clinics under management service agreements) located in 25 states. The Company offers a variety of services within its clinics, including physical therapy to treat spine, shoulder, knee and neck injuries or pain; work injury rehabilitation services, including work conditioning and work hardening; hand therapy; and other specialized treatment services. The Company is a wholly-owned subsidiary of Wilco Acquisition, LP.

On May 10, 2016, the Company entered into a series of transactions in which its wholly-owned subsidiary, Wilco Intermediate Holdings, Inc., acquired all of the outstanding shares of ATI Holdings Acquisition, Inc. and paid off ATI’s existing borrowings for a total of $1.9 billion (the “2016 Transaction”). The funds from the acquisition were used to (i) purchase ATI from its existing shareholders; (ii) repay outstanding borrowings under ATI’s previously existing credit agreements as of the acquisition date, including accrued interest; and (iii) pay certain transaction costs.

Impact of COVID-19 and CARES Act

The onset of the coronavirus (COVID-19) pandemic in the United States resulted in changes to our operating environment leading to significantly reduced visit volumes and associated patient service revenues beginning in late March 2020. In response, the Company implemented measures to reduce labor-related costs in relation to the reduced visit volumes through reduced working schedules, voluntary and involuntary furloughs and headcount reductions. In addition, the Company executed plans to reduce discretionary spend, including reductions of bonus and incentives and delayed certain capital expenditures. The Company took significant measures to ensure employees were cared for, including maintaining health benefits for furloughed workers and reducing executive compensation to establish an employee relief pool that provided assistance to employees most in need.

As an essential business serving patients, the Company implemented various safety measures and maintained its operations in a way that allowed nearly all clinical locations to remain open throughout 2020. The Company also established a telehealth option, ATI Connect, to provide patients an online avenue to obtain physical therapy services, which launched amidst national lockdowns.

The Company continues to closely monitor the impact of COVID-19 on all aspects of our business, and our priorities remain protecting the health and safety of employees, maximizing the availability of services to satisfy patient needs and preserving the operational and financial stability of the business. While we expect the disruption caused by COVID-19 to be temporary, if disruption continues for an extended period, it could have a material impact on the Company’s results of operations, financial condition and cash flows.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) was signed into law providing reimbursement, grants, waivers and other funds to assist health care providers during the COVID-19 pandemic. The CARES Act stimulus provisions include, but are not limited to, the following:

•

$100.0 billion provided in appropriations for the Public Health and Social Services Emergency Fund, also referred to as the Provider Relief Fund, to be used for preventing, preparing and responding to the coronavirus and for reimbursing “eligible health care providers for health care related expenses or lost revenues that are attributable to coronavirus.” A portion of the fund was allocated for general distribution to Medicare providers, with the remainder allocated for targeted distributions to providers that meet additional criteria. The provider relief funds are subject to certain restrictions and are subject to recoupment if not used for designated purposes. The U.S. Department of Health and Human Services (“HHS”) has indicated that the CARES Act provider relief funds are subject to ongoing reporting and changes to the terms and conditions.

•

Expansion of the Medicare Accelerated and Advance Payment Program (“MAAPP funds”) allowed healthcare providers to apply to receive advanced payments for future Medicare services, with the expectation that the advanced funds would offset reimbursement from Medicare when such future services are provided based on the terms of the program.

•

Tax provisions enacted related to the suspension of certain payment requirements for the employer portion of Social Security taxes, the timing of realization of certain tax attributes, changes to the prior and future limitations on interest deductions, technical corrections from prior tax legislation for tax depreciation of certain qualified improvement property and the creation of certain payroll tax credits associated with the retention of employees.

•

Temporary suspension of the 2% cut to Medicare payments due to sequestration so that, for the period from May 1, 2020 to December 31, 2020, the Medicare program would be exempt from any sequestration order.

The Company has realized benefits under the CARES Act including, but not limited to, the following:

•

Through December 31, 2020, the Company received approximately $91.5 million of general disbursement payments under the Provider Relief Fund. These payments have been recognized as other income in the consolidated statements of operations and comprehensive income (loss) throughout 2020 in a manner commensurate with the reporting and eligibility requirements issued by the HHS. Based on the terms and conditions of the program, including recent reporting guidance issued by the HHS in early 2021, the Company believes that it has met the applicable terms and conditions to retain the funds. This includes, but is not limited to, the fact that the Company’s attributable expenses and lost revenues for the year ended December 31, 2020 exceeded the amount of funds received. To the extent that reporting requirements and terms and conditions are subsequently modified, it may affect the Company’s ability to comply and ability to retain the funds.

•

The Company applied for and attained approval to receive $26.7 million of MAAPP funds during the quarter ended June 30, 2020. Based on current guidance, the MAAPP funds received are required to be applied to future Medicare billings commencing during the quarter ending June 30, 2021. Because the Company has not met all performance obligations or performed the services related to these funds, as of December 31, 2020, $15.5 million of the funds are recorded in accrued expenses and other liabilities, and $11.2 million of the funds are recorded in other non-current liabilities.

•

The Company elected to defer depositing the employer portion of Social Security taxes for payments due from March 27, 2020 through December 31, 2020, interest-free and penalty-free. Related to these payments, as of December 31, 2020, $5.5 million is included in accrued expenses and other liabilities and $5.5 million is included in other non-current liabilities.